CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
Net Income	¥ 306,724	¥ 327,039	¥ 321,589
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(22,456)	10,215	(22,834)
Net change of debt valuation adjustments	875	231	0
Net change of defined benefit pension plans	1,529	(7,346)	(2,962)
Net change of foreign currency translation adjustments	(31,664)	(11,537)	(1,955)
Net change of unrealized gains (losses) on derivative instruments	(8,556)	(4,118)	779
Total other comprehensive income (loss)	(60,272)	(12,555)	(26,972)
Comprehensive Income	246,452	314,484	294,617
Comprehensive Income Attributable to the Noncontrolling Interests	756	2,784	6,433
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	187	730	36
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 245,509	¥ 310,970	¥ 288,148